TRADE AND OTHER PAYABLES	9 Months Ended
Sep. 30, 2021
TRADE AND OTHER PAYABLES
NOTE 5. TRADE AND OTHER PAYABLES

NOTE 5 – TRADE AND OTHER PAYABLES

As at September 30, 2021 and December 31, 2020, the Company had the following amounts due to creditors:

	September 30, 2021	December 31, 2020
	$	$
Trade Payables	32,016	73,447
Accrued Liabilities	103,200	74,150

	135,216	147,597